Inventories	3 Months Ended
Mar. 31, 2016
Inventory, Net [Abstract]
Inventories

NOTE 4. INVENTORIES

(In millions)	March 31, 2016	December 31, 2015

Raw materials and work in process	$14,344	$13,415
Finished goods	8,834	8,265
Unbilled shipments	508	628
	23,685	22,308
Revaluation to LIFO	222	207
Total inventories	$23,907	$22,515